TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Income tax rates	25.00%	25.00%
Net operating loss carry forwards	$ 55,130
Taxable income in U.S.	1,199	$ 148	$ 398
Change in amount for which valuation allowance provided	4,531	3,808	$ 1,931
Accrued interest related to uncertain tax positions	$ 86	$ 51
United states
Income Tax Disclosure [Line Items]
Income tax rates	35.00%
United states | Tax Cuts and Jobs Act [Member]
Income Tax Disclosure [Line Items]
Income tax rates	21.00%
European Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards	$ 1,900
2017 [Member]
Income Tax Disclosure [Line Items]
Income tax rates	24.00%
2016 [Member]
Income Tax Disclosure [Line Items]
Income tax rates	25.00%
2018 [Member]
Income Tax Disclosure [Line Items]
Income tax rates	23.00%